Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [Abstract]
Trade receivables	$ 3,079	$ 3,914
Valuation allowance	(326)	(287)
Total net value of trade receivables	$ 2,753	$ 3,627